Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

June 28, 2012	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Global Series Trust (File Nos. 811-21364; 333-105659)

Ladies and Gentlemen:

On behalf of Schroder Global Series Trust (the “Trust”), we are filing today pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 25 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect the addition of a new class (Institutional Service Shares) to Schroder Global Quality Fund and Schroder Global Value Fund and update other information as necessary.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (415) 315-6366.

Regards,

/s/ COLLEEN B. MEYER

Colleen B. Meyer